Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of Amount Owed to Related Parties

Accounts payable and accrued expenses due to related parties as of June 30, 2020 and December 31, 2019 consist of the following (in thousands):

	June 30, 2020	December 31, 2019
Affiliate fees	$59,651	$—
Alexander Bafer, Executive Chairman	256	$20
John Textor, Chief Executive Officer and affiliated companies	264	592
Other	9	53
Total	$60,180	$665